CONCENTRATION OF MARKET RISK (Details)	Dec. 31, 2025	Dec. 31, 2024
401(k) Profit Sharing Plan
CONCENTRATION OF MARKET RISK
Investments to net assets available for benefits	7.00%	7.00%